Convertible Notes Payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Notes Payable
5.	CONVERTIBLE NOTES PAYABLE

Convertible Notes Payable

	December 31, 2021	December 31, 2020
Convertible notes payable:
Convertible note balance	$—	$620,000
Debt discount	—	(177,613)
Carrying value of convertible notes payable	$—	$442,387

Convertible note payable, current portion	$—	$10,586
Convertible notes payable, related parties	—	98,960
Convertible notes payable, net of current portion	—	332,841
Carrying value of convertible notes payable	$—	$442,387

Convertible Notes Payable issued in 2019

In July 2019, the Company issued a Convertible Promissory Note totaling $10,000 to one individual (the “2019 Convertible Note”). The 2019 Convertible Note bore interest at 8% per annum, was unsecured, with a scheduled maturity date of December 31, 2021. The 2019 Convertible Note contained an automatic conversion feature, such that in the event the Company consummated an Equity Financing, as defined in the agreement, prior to the 2019 Convertible Note's scheduled maturity, the outstanding principal and interest would automatically converted into Preferred Stock (the shares of a class or series of preferred stock of the Company issued in connection with an Equity Financing) of the Company issued in connection with the Equity Financing. The Equity Financing is defined as a bona fide transaction or series of transactions with the principal purpose of raising capital, pursuant to which the Company receives gross aggregate proceeds of not less than $5,000,000 (before any transaction related expenses and costs). The conversion price will be set at 65% of the price of the preferred stock issued in the aforementioned Equity Financing.

Embedded Put Feature

The Company determined that the terms related to the Equity Financing conversion, (the “Embedded Put Feature”) were not clearly and closely related to the 2019 Convertible Note host instrument and meets the definition of a derivative. Therefore, the Embedded Put Feature was bifurcated from the 2019 Convertible Note and separately measured at fair value. The derivative liability has been subsequently marked-to-market each reporting period with changes in fair value recognized in the statement of operations.

The Embedded Put Feature was initially recorded as a debt discount and a related derivative liability at fair value. The debt discount is amortized using the effective interest rate over the original term of the 2019 Convertible Note.

Interest expense on the 2019 Convertible Note totaled $607 and $1,156 for the year ended December 31, 2021 and 2020, respectively.

The debt discount and value of the Embedded Put Feature in the 2019 Convertible Note totaled $1,000 at issuance. The balance of the debt discount was $0 and $414 as of December 31, 2021 and December 31, 2020, respectively. During the year ended December 31, 2021 and 2020, amortization of debt discount amounted to $310 and $586, respectively.

Convertible Notes Payable issued in 2020

During 2020, the Company issued Convertible Promissory Notes totaling $610,000 to various investors or holders, including $110,000 of Convertible Promissory Notes to related parties (collectively, the “2020 Convertible Notes”) throughout fiscal 2020. The 2020 Convertible Notes bore interest at 6% per annum, was unsecured, with a scheduled maturity date of May 31, 2022.

The 2020 Convertible Notes are automatically convertible into shares of the Company's Equity Financing Shares (shall mean the shares of any class or series of preferred stock of the Company issued in connection with an Equity Financing), upon the closing of an Equity Financing yielding gross proceeds of in excess of $5,000,000 (before any transaction related expenses and costs). The 2020 Convertible Notes also are convertible into common shares of the Company at the holders' election upon (i) a Change in Control whereby any person or group becomes a beneficial owner of more than 50% of the Company's outstanding voting securities in connection with a merger or reorganization, or (ii) at the time of maturity.

Common stock issued on conversion shall be shares of the Company’s stock that have substantially the same rights and preferences as the shares issued in such Equity Financing.

Conversion Prices

The conversion price is set at 75% of the price of the preferred stock issued in the aforementioned Equity Financing. The 2020 Convertible Notes also contain a clause that accelerates their maturity upon a change in control of the Company, as defined above.

Embedded Put Features

The Company has determined that the terms related to the Equity Financing conversion, Change in Control, and maturity conversion features (collectively, the “Embedded Put Features”) included within the 2020 Convertible Notes were not clearly and closely related to the 2020 Convertible Note host instrument and meet the definition of a derivative. Therefore, the Embedded Put Features were bifurcated from the 2020 Convertible Notes and measured at fair value. The derivative liability has been subsequently marked-to-market each reporting period with changes in fair value recognized in the statement of operations.

The Embedded Put Features were initially recorded as a debt discount and a related derivative liability at fair value in the amount of $131,000 at issuance of the 2020 Convertible Notes (see Note 7). The debt discount is amortized using the effective interest rate over the original term of the 2020 Convertible Notes.

Maturity Date

The maturity date on the 2020 Convertible Notes is the earliest occurrence of (i) the closing of a Qualified Equity Financing, or (ii) the date upon which the Convertible Notes are otherwise converted into equity securities, or (iii) May 31, 2022.

Interest expense on the 2020 Convertible Notes totaled $27,375 and $11,523 for the year ended December 31, 2021 and 2020, respectively.

Debt discounts on the 2020 Convertible Notes totaled $0 and $177,199 as of December 31, 2021 and 2020, respectively. During the year ended December 31, 2021 and 2020, amortization of debt discounts amounted to $83,608 and $19,461, respectively.

Warrants

In connection with each of the 2020 Convertible Notes, the Company issued each holder warrants (the 2020 Warrants) to acquire additional shares of common stock of the Company. Each holder of a 2020 Convertible Note received a warrant to purchase that number of shares of common stock as determined by multiplying the number of Equity Financing Shares which are issuable upon conversion of the holder's Convertible Note by 50%, at an exercise price equal to the conversion price per share used in the conversion of the Convertible Note.

The 2020 Warrants were initially recorded as a debt discount and a related warrant liability at fair value in the amount of $65,660 (see Note 7) at issuance of the 2020 Convertible Notes. Subsequent to issuance, the 2020 Warrants have been marked-to-market each reporting period with changes in fair value recognized in the statement of operations. The debt discount is amortized using the effective interest rate over the original term of the 2020 Convertible Notes.

Convertible Notes Payable issued in 2021

During the year ended December 31, 2021, the Company issued Convertible Promissory Notes totaling $7,390,000 to various investors or holders, including $1,863,300 of Convertible Promissory Notes to related parties (collectively, the “2021 Convertible Notes”) which included a $21,000 Convertible Promissory Note to settle a loan to the Company's CEO (see Note 2) . The 2021 Convertible Notes bear interest at 6% per annum, are unsecured, and have scheduled maturity dates ranging from February 15, 2023 through June 28, 2023.

The 2021 Convertible Notes are automatically convertible into shares of the Company's Equity Financing Shares (shall mean the shares of any class or series of preferred stock of the Company issued in connection with an Equity Financing), upon the closing of an Equity Financing yielding gross proceeds of in excess of $5,000,000 (before any transaction related expenses and costs). The 2021 Convertible Notes also are convertible into common shares of the Company at the holders' election upon (i) a Change in Control whereby any person or group becomes a beneficial owner of more than 50% of the Company's outstanding voting securities in connection with a merger or reorganization, or (ii) at the time of maturity.

Common stock issued on conversion shall be shares of the Company’s stock that have substantially the same rights and preferences as the shares issued in such Equity Financing.

Conversion Prices

The conversion price was set at 75% of the price of the common stock issued in the aforementioned Equity Financing. The 2021 Convertible Notes also contain a clause that accelerates their maturity upon a change in control of the Company, as defined above.

Embedded Put Features

The Company has determined that the terms related to the Equity Financing conversion, Change in Control, and maturity conversion features (collectively, the “Embedded Put Features”) included within the 2021 Convertible Notes were not clearly and closely related to the 2021 Convertible Note host instrument and meet the definition of a derivative. Therefore, the Embedded Put Features were bifurcated from the 2021 Convertible Notes and measured at fair value. The derivative liability has been subsequently marked-to-market each reporting period with changes in fair value recognized in the statement of operations.

The Embedded Put Features were initially recorded as a debt discount and a related derivative liability at fair value in the amount of $2,821,000 at issuance of the 2021 Convertible Notes (see Note 7). The debt discount is amortized using the effective interest rate over the original term of the 2021 Convertible Notes.

Maturity Date

The maturity date on the 2021 Convertible Notes is the earliest occurrence of (i) the closing of a Qualified Equity Financing, or (ii) the date upon which the Convertible Notes are otherwise converted into equity securities, or (iii) maturity dates ranging from February 15, 2023 through June 28, 2023.

Interest expense on the 2021 Convertible Notes totaled $199,049 and $0 for the year ended December 31, 2021 and 2020, respectively.

During the year ended December 31, 2021 and 2020, amortization of debt discounts amounted to $513,035 and $0, respectively.

Warrants

In connection with each of the 2021 Convertible Notes, the Company issued each holder warrants (the 2021 Warrants) to acquire additional shares of common stock of the Company. Each holder of a 2021 Convertible Note received a warrant to purchase that number of shares of common stock as determined by multiplying the number of Equity Financing Shares which are issuable upon conversion of the holder's Convertible Note by 50%, at an exercise price equal to the conversion price per share used in the conversion of the Convertible Note.

The 2021 Warrants were initially recorded as a debt discount and a related warrant liability at fair value in the amount of $320,460 (see Note 7) at issuance of the 2021 Convertible Notes. Subsequent to issuance, the 2021 Warrants have been marked-to-market each reporting period with changes in fair value recognized in the statement of operations. The debt discount is amortized using the effective interest rate over the original term of the 2021 Convertible Notes.

Conversion of Convertible Notes Upon Equity Financing

Convertible Notes

In connection with the sale of common stock in fiscal 2021, an Equity Financing of gross proceeds in excess of $5 million, the Company converted all $8,010,000 of its outstanding principal and all accrued and unpaid interest of approximately $240,000 related to the Company’s 2019 Convertible Note, 2020 Convertible Notes, and 2021 Convertible Notes into 1,375,228 shares of the Company’s common stock on September 30, 2021 at a conversion price of $6.00 per share.

The Company accounted for the conversion of the Convertible Notes as an extinguishment. The Company recorded an approximate $2.3 million loss on extinguishment, upon conversion, year ended December 31, 2021. The loss on extinguishment of the Convertible Notes included a write-off of the unamortized debt discount of approximately $3.3 million.

As of December 31, 2021 there were no Convertible Notes outstanding.

Warrants

On September 30, 2021, in connection with conversion of the 2020 and 2021 Convertible Notes, the terms of the warrants issued with the 2020 and 2021 Convertible notes became fixed such that the warrants are exercisable for a fixed number of shares of common stock at a fixed exercise price per share based on the amount of shares issuable upon conversion of the Convertible Notes and an exercise price equal to the conversion price per share used in the conversion of the Convertible Notes. The warrants are exercisable for 686,489 shares of common stock with an exercise price of $6.00 and expire at various dates throughout fiscal 2028.

As of December 31, 2021, 4,504 of these warrants have been exercised.